Supplemental Disclosures of Cash Flow Information	6 Months Ended
Jul. 03, 2011
Supplemental Disclosures of Cash Flow Information [Abstract]
Supplemental Disclosures of Cash Flow Information
8.	Supplemental Disclosures of Cash Flow Information

	Three Months Ended		Six Months Ended
	July 3, 2011	June 27, 2010	July 3, 2011	June 27, 2010

Cash paid during the period for interest	$3,409	$18,639	$7,112	$39,225

Preferred stock dividends paid with common stock	$27,970	$—	$27,970	$—

Property and equipment acquired with capital lease	$—	$—	$—	$8,163